Warrant Liability - Summary of Share Purchase Warrant Activity (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 14, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Warrants Outstanding, Beginning of year
Warrants Exercised					87,700
Warrants Issued	2,331,000	945,000	28,144	2,608,696
Warrants Reclassified to equity						$ 7,377
Warrants Outstanding, End of year						44,901,366
Weighted Average Exercise Price, Beginning of year
Weighted Average Exercise Price, Reclassified to equity						0.8556
Weighted Average Exercise Price, End of year						$ 0.8556
Warrant Liability [Member]
Statement Line Items [Line Items]
Warrants Outstanding, Beginning of year						6,629,144	3,391,844	3,417,840
Warrants Exercised							(87,700)
Warrants Issued						13,043,033	3,325,000
Warrants Reclassified to equity						$ (16,368,033)
Warrants Expired						(3,304,144)		(25,996)
Warrants Outstanding, End of year							6,629,144	3,391,844
Weighted Average Exercise Price, Beginning of year						$ 4.00	$ 6.23
Weighted Average Exercise Price, Exercised							1.07
Weighted Average Exercise Price, Issued						0.65	1.65
Weighted Average Exercise Price, Reclassified to equity						0.86
Weighted Average Exercise Price, Expired						6.36
Weighted Average Exercise Price, End of year							$ 4.00	$ 6.23